Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Line Items]
Net decrease in valuation allowances	$ 9,297	$ 8,682,000
Tax credits, net capital and operating loss carryforwards	591,626	516,270,000
Tax credits, net capital and operating loss carryforwards having expiration date	$ 85,347	$ 104,079,000
Tax credit net capital and operating loss carryforwards expiration dates	Through 2042 for $104,079 tax credit, net capital and operating loss carryforwards	Through 2042 for $104,079 tax credit, net capital and operating loss carryforwards
Gross unrecognized tax benefits	$ 196,949,000	$ 213,031,000	$ 195,196,000	$ 168,186,000
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	35,065,000	35,471,000
Interest and penalties recognized in the statements of income, relating to unrecognized tax benefits (net of reversals)	(2,253)	10,460,000
Unrecognized deferred tax liability for undistributed earnings of foreign subsidiary due to indefinitely reinvestment	81,700,000	$ 59,000,000
Fiscal Year 2024 [Member]
Income Taxes [Line Items]
Unrecognized Tax Benefits Reduce	51,566
Expected decrease in unrecognized tax benefits within next 12 months due to lapse of statutes of limitations	$ 13,028
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 44,531	$ 56,959